INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 15,828	€ 15,976
Ending balance	14,966	15,828
Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	23,874	29,429
Additions	3,274	3,607
Disposals/Retirements		(9,162)
Foreign exchange differences	(46)	(1)
Ending balance	27,102	23,874
Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(8,046)	(13,454)
Amortization	4,133	3,609
Disposals/Retirements		9,015
Foreign exchange differences	(44)	(2)
Ending balance	(12,136)	(8,046)
Development Costs
MATERIAL ACCOUNTING POLICIES
Beginning balance	15,337	15,794
Ending balance	14,278	15,337
Development Costs | Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	22,832	22,968
Additions	2,915	3,219
Disposals/Retirements		(3,355)
Foreign exchange differences	(17)
Ending balance	25,729	22,832
Development Costs | Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(7,495)	(7,174)
Amortization	3,975	3,529
Disposals/Retirements		3,208
Foreign exchange differences	(17)
Ending balance	(11,452)	(7,495)
Patents and licenses
MATERIAL ACCOUNTING POLICIES
Beginning balance	490	181
Ending balance	689	490
Patents and licenses | Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	1,042	6,461
Additions	359	389
Disposals/Retirements		(5,807)
Foreign exchange differences	(28)	(1)
Ending balance	1,372	1,042
Patents and licenses | Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(552)	(6,280)
Amortization	158	80
Disposals/Retirements		5,807
Foreign exchange differences	(26)	(2)
Ending balance	€ (684)	€ (552)